Condensed Statements of Consolidated Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues:
Nonaffiliates	$ 714	$ 687	$ 1,424	$ 1,364	$ 2,851	$ 2,585	$ 2,366
Affiliates	224	225	460	465	971	967	962
Total operating revenues	938	912	1,884	1,829	3,822	3,552	3,328
Operating expenses:
Wholesale transmission service	199	185	393	364	755	588	502
Operation and maintenance	168	168	353	334	698	681	669
Depreciation and amortization	220	210	437	420	851	814	771
Provision in lieu of income taxes (Note 10)	57	60	115	123	280	247	240
Taxes other than amounts related to income taxes	108	106	220	215	438	424	415
Total operating expenses	752	729	1,518	1,456	3,022	2,754	2,597
Operating income	186	183	366	373	800	798	731
Other income and deductions:
Other income (Note 11)	1	3	4	7	13	18	26
Other deductions (Note 11)	7	4	12	7	15	15	64
Nonoperating provision in lieu of income taxes	(2)		(2)	1	(2)	2	(6)
Interest income		1	1	2	3	4	24
Interest expense and related charges (Note 11)	84	89	165	177	353	371	374
Net income	$ 98	$ 94	$ 196	$ 197	$ 450	$ 432	$ 349